Income Tax - Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates [Abstract]
Loss before income tax expense	¥ (156,970,922)	$ (22,108,894)	¥ (119,132,855)	¥ (457,866,566)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income taxes benefit computed at the statutory income tax rates	¥ (39,242,730)		¥ (29,783,214)	¥ (114,466,642)
Effect of income tax rate difference in other jurisdictions	26,893,417		26,845,174	95,938,603
Non-deductible expenses	3,454,770		44,471,710	39,875,743
Non-taxable income			(19,374,945)
Small-scale and low-profit enterprises tax benefit			(1,037,984)
Change in valuation allowance on deferred tax assets	13,899,309		(18,004,988)	(20,530,836)
Total	¥ 5,004,766	$ 704,907	¥ 3,115,753	¥ 816,868